Share-Based Payments	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments
Share-Based Payments

Equity Incentive Plan

The 2011 Executive Incentive Plan (the "Plan") of the Company was approved on February 21, 2011 by the written consent of the holder of a majority of the Company's outstanding common stock. The Plan provides the Company the ability to grant to any officer, director, employee, consultant or other person who provides services to the Company or any related entity, options, stock appreciation rights, restricted stock awards, dividend equivalents and other stock-based awards and performance awards, provided that only employees are entitled to receive incentive stock options in accordance with IRS guidelines. The Plan provides for the issuance of a maximum of 6,250,000 shares of common stock.  Pursuant to the Executive Incentive Plan and the employment agreements, between February 15, 2011 and March 31, 2016, the Compensation Committee of the Company's Board of Directors authorized the grants of restricted stock and stock options described below.

Restricted Stock

The per share fair value of RSUs granted with service conditions was determined on the date of grant using the fair market value of the shares on that date and is recognized as an expense over the requisite service period.

The following table summarizes the Company's RSU activity for nine months ended March 31, 2016:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at July 1, 2015	466,257	$52.23
Granted	351,427	1.63
Vested	(330,489)	54.10
Forfeited and canceled	(261,019)	3.65
Nonvested at March 31, 2016	226,176	$4.71

Compensation expense related to restricted stock was $11,673 and $19,252 for the nine months ended March 31, 2016 and 2015, respectively.  As of March 31, 2016, there was $479 in total unrecognized share-based compensation costs related to restricted stock.

Stock Options

The following table summarizes the Company's stock option activity for nine months ended March 31, 2016:

	Number of Options	Weighted average exercise price
Outstanding at July 1, 2015	1,181,818	$11.19
Granted	235,333	0.46
Exercised	—	—
Forfeited and canceled	(359,518)	6.01
Outstanding at March 31, 2016	1,057,633	$10.63
Exercisable at March 31, 2016	959,561	$11.20

The Company accounts for these options at fair market value of the options on the date of grant, with the value being recognized over the requisite service period. The fair value of each option award is estimated using a Black-Scholes option valuation model.  Expected volatility is based on the historical volatility of the price of comparable companies' stock.  The risk-free interest rate is based on U.S. Treasury issues with a term equal to the expected life of the option.  The Company uses historical data to estimate expected dividend yield, expected life and forfeiture rates.  Options generally have an expiration  of 10 years and vest over a period of 3 or 4 years.  There were 235,333 and 310,335 options granted during the nine months ended March 31, 2016 and 2015, respectively. The fair value of the options granted during the nine months ended March 31, 2016 and March 31, 2015 were estimated based on the following weighted average assumptions:

	Nine Months Ended March 31, 2016	Nine Months Ended March 31, 2015
Expected volatility	80%	80%
Risk-free interest rate	1.94%	2.04%
Expected dividend yield	—	—
Expected life (in years)	6.50	6.50
Estimated fair value per option granted	$0.33	$2.55

Compensation expense related to stock options of $139 and $3,700 is included in the accompanying Consolidated Statements of Operations in selling, general and administrative expenses for the nine months ended March 31, 2016 and 2015, respectively. As of March 31, 2016, there was approximately $185 of total unrecognized stock-based compensation cost which will generally be recognized over a four year period.

Share-Based Payments

Equity Incentive Plan

The 2011 Executive Incentive Plan (the "Plan") of the Company was approved on February 21, 2011 by the written consent of the holder of a majority of the Company's outstanding common stock. The Plan provides the Company the ability to grant to any officer, director, employee, consultant or other person who provides services to the Company or any related entity, options, stock appreciation rights, restricted stock awards, dividend equivalents and other stock-based awards and performance awards, provided that only employees are entitled to receive incentive stock options in accordance with IRS guidelines. The Company reserved 3,750,000 shares of common stock for delivery under the Plan.  Pursuant to the Plan and the employment agreements, between February 15, 2011 and June 30, 2015, the Compensation Committee of the Company's Board of Directors authorized the grants of restricted stock and stock options described below.

Restricted Stock

The per share fair value of RSUs granted with service conditions was determined on the date of grant using the fair market value of the shares on that date and is recognized as an expense over the requisite service period. This information does not include RSUs granted as part of the acquisitions of Wetpaint and Choose Digital described in Note 6: Acquisitions.

Description	Shares	Weighted Average Grant Date Fair Value
Nonvested at June 30, 2014	396,370	$95.57
Granted	1,794,841	3.20
Vested	(1,512,496)	17.10
Forfeited and canceled	(212,458)	3.20
Nonvested at June 30, 2015	466,257	$41.00

Compensation expense related to restricted stock was $19,421 and $17,361 for the years ended June 30, 2015 and 2014, respectively.  As of June 30, 2015, there was $12,967 in unrecognized share-based compensation costs related to restricted stock.

Stock Options

The following table summarizes the Company's stock option activity for year ended June 30, 2015:

Description	Number of Options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at June 30, 2014	989,066	$30.09	9.44	$—
Granted	610,335	2.97	—	—
Exercised	(35,000)	2.33	—	27
Forfeited and canceled	(382,583)	47.75	—	4
Outstanding at June 30, 2015	1,181,818	11.19	8.97	15
Exercisable at June 30, 2015	818,097	$13.59	8.97	$—

The Company accounts for stock options based on the fair market value on the date of grant, with the resulting expense recognized over the requisite service period.  The fair value of each option award is estimated using the Black-Scholes option valuation model.  Expected volatility is based on the historical volatility of the price of the Company's stock.  The risk-free interest rate is based on U.S. Treasury Notes with a term equal to the expected life of the option.  The Company uses historical data to estimate expected dividend yield, expected life and forfeiture rates.  Options generally have an expiration  of 10 years and vest over a period of 3 or 4 years.  The fair value of options granted during the years ended June 30, 2015 and 2014 were estimated based on the following weighted average assumptions:

Description	Year Ended June 30, 2015	Year Ended June 30, 2014
Expected volatility	80%	80%
Risk-free interest rate	1.82%	1.92%
Expected dividend yield	—	—
Expected life (in years)	6.50	6.49
Estimated fair value per option granted	$2.11	$3.73

Compensation expense related to stock options of $1,420 and $906 is included in the accompanying Consolidated Statements of Operations in Selling, general and administrative expenses for the years ended June 30, 2015 and 2014, respectively. As of June 30 2015, there was approximately $1,173 of unrecognized stock-based compensation cost related to stock options, which will generally be recognized over a four year period.